Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of share capital
As of December 31, 2022 and December 31, 2021, the issued share capital was distributed as follows:

	2022		2021
	Shares	Capital (US$)	Shares	Capital (US$)
Total	147,192,930	14,720	147,192,930	14,720
Class A	54,247,500	5,425	54,247,500	5,425
Class B	92,945,430	9,295	92,945,430	9,295

Summary of additional paid-in capital	The Additional Paid-in Capital amounts recorded as of December 31, 2022 and December 31, 2021 are presented below:

	2022	2021
Class A	299,078	299,078
Class B	186,102	186,102
Total	485,180	485,180

Summary of dividends paid by the group
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2022, 2021 and 2020 were:

Shareholder	2022		2021		2020
		US$*		US$*		US$*
Class A	38,082	0.7020	38,462	0.7090	—	—
Class B	65,247	0.7020	58,067	0.6247	84,188	0.7196
Total	103,329	0.7020	96,529	0.6558	84,188	0.7196

Summary of PSU activity for the period

	IPO Grant	Grant A
	Number of PSUs (in thousands)
Outstanding December 31, 2020	—	—
Granted	289	—
Forfeited	(79)	—
Outstanding December 31, 2021	210	—
Granted	—	85
Forfeited	(26)	—
Outstanding, December 31, 2022	184	85

LTIP	Grant date	Weighted-average fair value in US$
IPO grant	January 22, 2021	$15.95
Grant A	December 1, 2022	$9.15

Summary of earnings per share

	2022	2021	2020
Net income for the year attributable to the Owners of the Company	92,957	122,476	62,209
Basic weighted average number of shares	147,221,698	135,983,968	117,000,000
Basic earnings per thousand shares	0.63141	0.90066	0.53170
Diluted weighted average number of shares	147,226,334	135,983,968	117,000,000
Diluted earnings per thousand shares	0.63139	0.90066	0.53170

Summary of the subsidiary with non-controlling interests
As of December 31, 2022, the Group had one subsidiary with non-controlling interests from the acquisition of 50% of VBI Real Estate Gestão de Carteiras S.A. on July 1, 2022 (note 29). As of December 31, 2021, the Group had no non-controlling interests in subsidiaries.

		Equity(*)			Income (Loss) (*)
	Interest	2022	2021	2020	2022	2021	2020
Non-controlling interest in Patria Investimentos Ltda	49%	—	—	1,758	—	(1,285)	(369)
Non-controlling interest in VBI Real Estate Gestão de Carteiras S.A.	50%	(39,330)	—	—	1,147	—	—
*From June 1, 2021 Patria Investments Limited holds 100% of Patria Investimentos Ltda.

Summary of financial information of subsidiary

Summarized Condensed Statement of Financial Position	VBI
December 31, 2022
Current assets	6,647
Current liabilities	(3,703)
Current net assets	2,944

Non-current assets	27,425
Non-current liabilities	(605)
Non-current net assets	26,820

Net assets	29,764

Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income	VBI	Allocated to NCI
	6 month period between July 1, 2022 and December 31, 2022	6 month period between July 1, 2022 and December 31, 2022
	2022
Net revenue from services	5,406	2,703
Revenue from management fees	5,858	2,929
Taxes on revenue	(452)	(226)

Personnel expenses	(1,008)	(504)
Amortization of intangible assets	(630)	(315)
General and administrative expenses	(766)	(383)
Share of profits of associates	(125)	(63)
Net financial income/(expenses)	125	63

Income before income tax	3,002	1,501

Income taxes	(708)	(354)
Current	(608)	(304)
Deferred	(100)	(50)
Net income for the period	2,294	1,147
Other comprehensive income	—	1,284
Total comprehensive income	2,294	2,431

VBI – Non-controlling interest	VBI
December 31, 2022

Net assets and proportion of share of identifiable assets on acquisition	13,729
Net income since acquisition	1,147
Gross obligation under put option	(55,490)
Cumulative translation adjustment	1,284
Accumulated NCI	(39,330)